Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Loss Per Share of Common Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income	$ 17,691	$ 18,248	$ 25,993	$ 16,961	$ 2,344
Preferred stock dividends on participating preferred stock	(19,928)	(18,388)	(24,577)	(64,715)	(3,247)
Total undistributed earnings (loss)	(2,237)	(140)	1,416	(47,754)	(903)
Undistributed earnings allocated to participating preferred stock			(1,390)
Net income (loss) attributable to common stockholders	$ (2,237)	$ (140)	$ 26	$ (47,754)	$ (903)
Weighted-average common shares outstanding-basic	13,703	821	841	744	709
Weighted-average common shares outstanding-diluted	13,703	821	2,277	744	709
Net income (loss) per share attributable to common stockholders:
Basic and diluted	$ (0.16)	$ (0.17)	$ 0.03	$ (64.19)	$ (1.27)